CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.08	$ 0.22	$ 0.16	$ 0.22